Financial Risk Management Objectives and Policies - Summary of Sensitivity Analysis of Foreign Currency Risk (Detail) - € / $	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	0.8532	0.9246	0.9626	0.9341	0.925